AXP(SM)
                                                                            Bond
                                                                            Fund
                                                          2000 SEMIANNUAL REPORT

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AXP Bond Fund seeks to provide
shareholders with a high level of
current income while  attempting
to conserve the value of the investment
and to continue a high level of income
for the longest period of time.

Distributed by American Express Financial Advisors Inc.

AMERICAN
 EXPRESS

Striking a Balance
Among Bonds

A bond is like an I.O.U. But with a bond, it's a corporation or the government -- the bond issuer -- that promises to pay the money back. In return for lending money to the issuer, bond investors get paid interest.

AXP Bond Fund invests mainly in bonds issued by U.S. corporations, but it also holds some U.S. government bonds, as well as foreign bonds. The portfolio manager shifts this mix as investment conditions dictate. In doing so, the Fund seeks to provide long-term return potential for investors.


CONTENTS
From the Chairman                                        3
From the Portfolio Managers                              4
Fund Facts                                               6
The 10 Largest Holdings                                  7
Financial Statements                                     8
Notes to Financial Statements                           11
Investments in Securities                               20

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
We are in an extraordinary period for investing in financial assets, with many financial markets at their all-time highs. Looking at year 2000, American Express Financial Corporation, the Fund's investment manager, expects the economy to continue to grow and long-term interest rates to rise only slightly. This is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment adviser who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio managers' letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

Sincerely,

Arne H. Carlson

(picture of) Fred Quirsfeld
Fred Quirsfeld

(picture of) Steven Merrell
Steven Merrell
Portfolio Managers

From the Portfolio Managers
Concerns about higher interest rates and potentially higher inflation made for an often-difficult environment for bonds during the past six months. Still, AXP Bond Fund's Class A shares did produce a positive total return of 1.88% (excluding the sales charge) for the first half of the fiscal year -- September 1999 through February 2000.

Although the data had yet to show it, higher inflation was on the minds of investors throughout the period. (A rise in inflation is negative for bonds because it usually is accompanied by a rise in interest rates, which depresses bond values.) The reason for the concern was the remarkably robust economy, which, in the final three months of 1999, surged to its strongest quarterly growth in several years.

But even before that, the Federal Reserve Board (the Fed) had already given notice that it was concerned that the red-hot economy could cause an inflation spike when it raised short-term interest rates twice in the summer of 1999. The Fed then reinforced its intentions by an additional rate hike in November and another in February. The ultimate result was that long-term interest rates drifted higher from the outset of the period in September until late January.

The Fund was somewhat shielded from the negative effect of the interest-rate rise by its relatively defensive portfolio structure, which centered on a shorter-than-average duration. (Duration, a function of the average maturity of the portfolio's holdings, influences the sensitivity of the Fund's net asset value to interest-rate swings. The longer the duration, the greater the sensitivity.) However, when long-term rates came down in February, the benefit to the Fund was muted because of its duration. Nevertheless, it was encouraging to end the period on a solidly positive note.


SOME BRIGHT SPOTS
Looking at the major areas of investments, for the six months as a whole mortgage-backed securities performed best for the Fund, followed by U.S. Treasury bonds and corporate bonds, including investment-grade and high-yield issues. (Investment-grade bonds comprised about Fred Quirsfeld Portfolio managerSteven Merrell Portfolio managerAXP BOND FUND30% of portfolio assets, while high-yield bonds made up between 20% and 25%.) Although they accounted for less than 10% of the portfolio, convertible and emerging-market bonds enjoyed the greatest gains and clearly enhanced Fund performance.

As for changes to the portfolio, late in the period we increased the overall credit quality by reducing corporate bond holdings in favor of U.S. Treasury issues. Also, in anticipation of an improving bond environment, we slightly increased the duration.

Given that the economy has yet to show little sign of losing steam, we think it's likely that the Fed will push short-term interest rates somewhat higher in the months ahead. However, in our view, longer-term rates may well have seen their peak and, as the year progresses, could eventually undergo a gradual decline. If that proves true, the bond market and the Fund would likely enjoy improving performance.

Fred Quirsfeld
Steven Merrell

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Feb. 29, 2000                                                           $4.73
Aug. 31, 1999                                                           $4.82
Decrease                                                                $0.09

Distributions -- Sept. 1, 1999 - Feb. 29, 2000
From income                                                             $0.18
From capital gains                                                      $ --
Total distribution                                                      $0.18
Total return*                                                           +1.88%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Feb. 29, 2000                                                           $4.73
Aug. 31, 1999                                                           $4.82
Decrease                                                                $0.09

Distributions -- Sept. 1, 1999 - Feb. 29, 2000
From income                                                             $0.16
From capital gains                                                      $ --
Total distribution                                                      $0.16
Total return*                                                          +1.49%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Feb. 29, 2000                                                           $4.73
Aug. 31, 1999                                                           $4.82
Decrease                                                                $0.09

Distributions -- Sept. 1, 1999 - Feb. 29, 2000
From income                                                             $0.18
From capital gains                                                      $ --
Total distribution                                                      $0.18
Total return*                                                          +1.96%**

 *Returns do not include  sales load,  the  prospectus  discusses the effect of sales  charges,  if  any,  on the  various  classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

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The 10 Largest Holdings

                                                                     Percent                               Value
                                                                 (of net assets)                   (as of Feb. 29, 2000)
 Cleveland Electric Illuminating                                        .88%                            $32,586,787
6.86% 2008
 Qwest Communications Intl                                              .84                              31,217,201
7.50% 2008
 Bistro Trust                                                           .82                              30,516,450
9.50% 2002
 New York Telephone                                                     .80                              29,494,047
9.38% 2031
 Connecticut Light & Power                                              .77                              28,622,675
7.75% 2002
 Petroleos Mexicanos                                                    .74                              27,438,749
9.50% 2027
 BellSouth Capital Funding                                              .65                              23,929,992
7.88% 2030
 Tenet Healthcare                                                       .56                              20,770,500
8.13% 2008
 Ford Capital                                                           .55                              20,368,185
9.50% 2010
 USX-Marathon Group                                                     .53                              19,485,690
9.38% 2022

Excludes U.S. Treasury and government agency holdings.
For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 7.14% of net assets


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Financial Statements

Statement of assets and liabilities
AXP Bond Fund, Inc.

Feb. 29, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
    (identified cost $3,842,780,297)                                                                    $3,675,882,904
Cash in bank on demand deposit                                                                                  19,624
Dividends and accrued interest receivable                                                                   56,003,283
Receivable for investment securities sold                                                                    1,488,428
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 4)                           630,362
                                                                                                               -------
Total assets                                                                                             3,734,024,601
                                                                                                         -------------

Liabilities
Payable for investment securities purchased                                                                 28,926,337
Dividends payable to shareholders                                                                            3,795,316
Accrued investment management services fee                                                                      49,246
Accrued distribution fee                                                                                        43,986
Accrued service fee                                                                                                860
Accrued transfer agency fee                                                                                     13,789
Accrued administrative services fee                                                                              4,371
Other accrued expenses                                                                                         531,998
                                                                                                               -------
Total liabilities                                                                                           33,365,903
                                                                                                            ----------
Net assets applicable to outstanding capital stock                                                      $3,700,658,698
                                                                                                        ==============

Represented by
Capital stock-- $.01 par value (Note 1)                                                               $      7,818,685
Additional paid-in capital                                                                               3,916,276,592
Excess of distributions over net investment income                                                            (303,915)
Accumulated net realized gain (loss)                                                                       (56,904,727)
Unrealized appreciation (depreciation) on investments and on translation
    of assets and liabilities in foreign currencies (Notes 4 and 5)                                       (166,227,937)
                                                                                                          ------------
Total-- representing net assets applicable to outstanding capital stock                                 $3,700,658,698
                                                                                                        ==============
Net assets applicable to outstanding shares:                    Class A                                 $2,374,202,175
                                                                Class B                                 $1,009,110,395
                                                                Class Y                                $   317,346,128
Net asset value per share of outstanding capital stock:         Class A shares       501,637,162       $          4.73
                                                                Class B shares       213,196,424       $          4.73
                                                                Class Y shares        67,034,882       $          4.73
                                                                                                       ---------------

See accompanying notes to financial statements.

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
Statement of operations
AXP Bond Fund, Inc.

Six months ended Feb. 29, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                                                $   2,630,437
Interest                                                                                                   157,920,956
                                                                                                           -----------
Total income                                                                                               160,551,393
                                                                                                           -----------
Expenses (Note 2):
Investment management services fee                                                                           9,316,242
Distribution fee
    Class A                                                                                                  3,112,376
    Class B                                                                                                  5,281,446
Transfer agency fee                                                                                          2,332,959
Incremental transfer agency fee
    Class A                                                                                                    144,268
    Class B                                                                                                    114,873
Service fee-- Class Y                                                                                          132,892
Administrative services fees and expenses                                                                      870,087
Compensation of board members                                                                                    9,929
Custodian fees                                                                                                  95,879
Printing and postage                                                                                           281,516
Registration fees                                                                                               83,189
Audit fees                                                                                                      20,375
Other                                                                                                          189,277
                                                                                                               -------
Total expenses                                                                                              21,985,308
    Earnings credits on cash balances (Note 2)                                                                 (76,999)
                                                                                                               -------
Total net expenses                                                                                          21,908,309
                                                                                                            ----------
Investment income (loss) -- net                                                                            138,643,084
                                                                                                           -----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
    Security transactions (Note 3)                                                                         (32,474,099)
    Financial futures contracts                                                                              2,628,316
    Foreign currency transactions                                                                                4,831
                                                                                                                 -----
Net realized gain (loss) on investments                                                                    (29,840,952)
Net change in unrealized appreciation (depreciation) on investments and on translation
    of assets and liablities in foreign currencies                                                         (38,302,577)
                                                                                                           -----------
Net gain (loss) on investments and foreign currencies                                                      (68,143,529)
                                                                                                           -----------
Net increase (decrease) in net assets resulting from operations                                           $ 70,499,555
                                                                                                          ============

See accompanying notes to financial statements.
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

Statements of changes in net assets
AXP Bond Fund, Inc.
                                                                               Feb. 29, 2000           Aug. 31, 1999
                                                                              Six months ended           Year ended
                                                                                (Unaudited)
Operations and distributions
Investment income (loss)-- net                                                 $   138,643,084         $   260,737,839
Net realized gain (loss) on investments                                            (29,840,952)            (26,782,405)
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liablities in foreign currencies              (38,302,577)           (175,555,752)
                                                                                   -----------            ------------
Net increase (decrease) in net assets resulting from operations                     70,499,555              58,399,682
                                                                                    ----------              ----------
Distributions to shareholders from:
    Net investment income
        Class A                                                                    (91,614,809)           (180,224,001)
        Class B                                                                    (34,853,102)            (66,095,361)
        Class Y                                                                    (11,472,901)            (17,993,622)
    Net realized gain
        Class A                                                                            --              (23,801,353)
        Class B                                                                            --               (9,728,585)
        Class Y                                                                            --               (2,147,339)
                                                                                    ----------              ----------
Total distributions                                                               (137,940,812)           (299,990,261)
                                                                                  ------------            ------------

Capital share transactions (Note 6)
Proceeds from sales
    Class A shares (Note 2)                                                        162,970,814             486,607,499
    Class B shares                                                                 122,954,901             393,448,790
    Class Y shares                                                                  83,453,290             186,308,891
Reinvestment of distributions at net asset value
    Class A shares                                                                  63,743,971             143,693,080
    Class B shares                                                                  30,208,321              66,190,749
    Class Y shares                                                                  11,491,034              20,004,671
Payments for redemptions
    Class A shares                                                                (400,060,294)           (590,886,686)
    Class B shares (Note 2)                                                       (218,642,739)           (356,605,921)
    Class Y shares                                                                 (68,309,293)           (117,913,430)
                                                                                   -----------            ------------
Increase (decrease) in net assets from capital share transactions                 (212,189,995)            230,847,643
                                                                                  ------------             -----------
Total increase (decrease) in net assets                                           (279,631,252)            (10,742,936)
Net assets at beginning of period                                                3,980,289,950           3,991,032,886
                                                                                 -------------           -------------
Net assets at end of period                                                     $3,700,658,698          $3,980,289,950
                                                                                ==============          ==============

See accompanying notes to financial statements.

Notes to Financial Statements

AXP Bond Fund, Inc.
(Unaudited as to Feb. 29, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment  Company Act of 1940 (as amended) as
a  diversified,   open-end  management  investment  company.  The  Fund  invests primarily in corporate bonds and other debt securities.

The Fund offers  Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical  voting,  dividend and liquidation  rights.
The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service.
Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates;
those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party.
The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The
Fund also may buy and write put and call  options  on these  futures  contracts.
Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and  liabilities  denominated in foreign  currencies are translated daily into U.S. dollars.  Foreign currency amounts related to the purchase or sale of  securities  and income and expenses are  translated  at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized  and  unrealized  security  gains or losses is  reflected as a component of such gains or losses. In the statement of operations,  net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other
translation   gains  or  losses  on  dividends,   interest  income  and  foreign
withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation.
The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of Feb. 29, 2000, investments in securities included issues that are illiquid. The Fund currently limits investments in illiquid securities to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Feb. 29, 2000 was $17,122,647 representing 0.46% of net assets. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuation, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid high-grade short-term debt securities at least equal to the amount of its commitment. As of Feb. 29, 2000, the Fund has entered into outstanding when-issued or forward commitments of $20,113,542.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferred losses on certain futures contracts, the recognition of certain foreign currency gains
(losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, when available, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with American Express  Financial  Corporation  (AEFC) to manage its portfolio and provide  administrative  services.  Under an Investment
Management  Services  Agreement,   AEFC  determines  which  securities  will  be
purchased,  held or sold.  The  management  fee is a  percentage  of the  Fund's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate  Transfer  Agency  Agreement,  American  Express Client Service
Corporation (AECSC) maintains  shareholder  accounts and records.  The Fund pays
AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50

o  Class B $20.50

o  Class Y $17.50

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $2,810,006 for Class A and $574,485 for Class B for the six months ended Feb.
29, 2000.

During the six months ended Feb. 29, 2000, the Fund's custodian and transfer agency fees were reduced by $76,999 as a result of earnings credits from overnight cash balances.

3.  SECURITIES  TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,482,918,283 and $1,560,844,679, respectively, for the six months ended Feb. 29, 2000. Realized gains and losses are determined on an identified cost basis.
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

4. FOREIGN CURRENCY CONTRACTS
As of Feb. 29,  2000,  the Fund has foreign  currency  exchange  contracts  that obligate it to deliver  currencies  at specified  future dates.  The  unrealized
appreciation   and/or  depreciation  on  these  contracts  is  included  in  the accompanying  financial  statements.  See  "Summary  of  significant  accounting policies." The terms of the open contracts are as follows:

Exchange date                 Currency to               Currency to              Unrealized              Unrealized
                              be delivered              be received             appreciation            depreciation

June 27, 2000                   8,586,000                  85,153                   $5,426                    $--
                              Japanese Yen             U.S. Dollar

Dec. 27, 2000                   8,586,000                  87,639                    5,245                     --
                              Japanese Yen             U.S. Dollar

June 27, 2001                   8,586,000                  90,123                    4,995                     --
                              Japanese Yen             U.S. Dollar

Dec. 27, 2001                 1,068,586,000             11,564,784                614,696                      --
                              Japanese Yen             U.S. Dollar
Total                                                                             $630,362                    $--


5. INTEREST RATE FUTURES CONTRACTS
As of Feb. 29, 2000, investments insecurities included securities valued at $2,638,930 that were pledged as collateral to cover initial margin deposits on 1,320 open sale contracts. The market value of the open sale contracts as of Feb. 29, 2000 was $128,377,345 with a net unrealized gain of $42,116.
"See summary of significant accounting policies."

6. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                                                      Six months ended Feb. 29, 2000
                                                         Class A                    Class B                 Class Y
Sold                                                    34,172,552                25,782,197              17,516,680
Issued for reinvested distributions                     13,383,910                 6,343,750               2,414,167
Redeemed                                               (84,010,231)              (45,911,554)            (14,350,252)
                                                       -----------               -----------             -----------
Net increase (decrease)                                (36,453,769)              (13,785,607)              5,580,595

                                                                         Year ended Aug. 31, 1999
                                                         Class A                    Class B                 Class Y
Sold                                                    96,802,341                78,138,304              36,976,262
Issued for reinvested distributions                     28,560,973                13,159,410               3,985,248
Redeemed                                              (117,777,601)              (71,354,718)            (23,444,183)
                                                      ------------               -----------             -----------
Net increase (decrease)                                  7,585,713                19,942,996              17,517,327


7. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended
Feb. 29, 2000.


8. CAPITAL LOSS CARRYOVER
For federal income tax purposes, the Fund has a capital loss carryover of $27,306,547 as of Aug. 31, 1999, that will expire in 2007 and 2008 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.

9. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended Aug. 31,
Per share income and capital changesa

                                                                              Class A

                                                      2000b         1999          1998            1997          1996

Net asset value, beginning of period                  $4.82        $5.11         $5.22           $4.99         $5.05

Income from investment operations:

Net investment income (loss)                            .18          .33           .36             .35           .36

Net gains (losses) (both realized and unrealized)      (.09)        (.25)         (.03)            .23          (.07)

Total from investment operations                        .09          .08           .33             .58           .29

Less distributions:

Dividends from net investment income                   (.18)        (.33)         (.36)           (.35)         (.35)

Distributions from realized gains                        --         (.04)         (.08)             --            --

Total distributions                                    (.18)        (.37)         (.44)           (.35)         (.35)

Net asset value, end of period                        $4.73        $4.82         $5.11           $5.22         $4.99

Ratios/supplemental data
Net assets, end of period (in millions)              $2,374       $2,591        $2,709          $2,646        $2,563

Ratio of expenses to average daily net assetsc         .94%d        .86%          .83%            .84%          .84%

Ratio of net investment income (loss)
to average daily net assets                           7.39%d       6.56%         6.79%           6.86%         7.01%

Portfolio turnover rate
(excluding short-term securities)                       40%          57%           43%             50%           45%

Total returne                                         1.88%        1.64%         6.30%          12.06%         5.77%


a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Feb. 29, 2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.

Fiscal period ended Aug. 31,

Per share income and capital changesa

                                                         Class B                                      Class Y

                                          2000b   1999    1998    1997   1996          2000b     1999     1998   1997   1996

Net asset value, beginning  of period     $4.82   $5.11   $5.22  $4.99   $5.05         $4.82     $5.11    $5.22  $4.99  $5.05

Income from investment operations:

Net investment income (loss)                .16     .29     .32    .31     .32           .18       .33      .36    .36    .37

Net gains (losses) (both
realized and unrealized)                   (.09)   (.24)   (.03)   .23    (.07)         (.09)     (.24)    (.03)   .23   (.07)

Total from investment  operations           .07     .05     .29    .54     .25           .09       .09      .33    .59    .30

Less distributions:
Dividends from net  investment income      (.16)   (.30)   (.32)  (.31)   (.31)         (.18)     (.34)    (.36)  (.36)  (.36)

Distributions from  realized gains           --    (.04)   (.08)     --     --            --      (.04)    (.08)    --    --

Total distributions                        (.16)   (.34)   (.40)  (.31)   (.31)         (.18)     (.38)    (.44)  (.36)  (.36)

Net asset value, end  of period           $4.73   $4.82   $5.11  $5.22   $4.99         $4.73     $4.82    $5.11  $5.22  $4.99

Ratios/supplemental data

Net assets, end of period
(in millions)                            $1,009  $1,093  $1,057   $913    $848          $317      $296     $224   $116    $88

Ratio of expenses to
average daily net assetsc                 1.70%d  1.63%   1.59%  1.60%   1.60%          .79%d     .77%     .76%   .70%   .67%

Ratio of net investment
income (loss) to average
daily net assets                          6.63%d  5.79%   6.03%  6.10%   6.24%         7.52%d    6.67%    6.90%  7.01%  7.19%

Portfolio turnover rate
(excluding short-term securities)           40%     57%     43%    50%     45%           40%       57%      43%    50%    45%

Total returne                             1.49%    .87%   5.50% 11.21%   4.96%         1.96%     1.71%    6.40% 12.21%  5.90%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Feb. 29, 2000 (Unaudited).
c Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances. d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.

Investments in Securities

AXP Bond Fund, Inc.
Feb. 29, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (96.2%)
Issuer                                                         Coupon            Principal                  Value(a)
                                                                rate               amount
Government obligations (9.6%)
Govt of Algeria
    (U.S. Dollar)
        03-04-00                                                 7.06%              $545,455(c)                $544,829
Govt Trust Certs Israel
        11-15-01                                                 9.25              4,192,376                  4,263,314
People's Republic of China
    (U.S. Dollar)
        01-15-96                                                 9.00             10,000,000(c)               9,431,990
U.S. Treasury
        06-30-00                                                 5.38             26,500,000                 26,452,830
        11-15-01                                                 7.50             64,900,000                 65,881,054
        08-15-02                                                 6.38             17,300,000(m)              17,227,731
        05-15-04                                                 7.25             44,150,000                 45,118,037
        05-15-08                                                 5.63             32,300,000                 30,305,956
        05-15-17                                                 8.75              8,000,000                  9,846,640
        08-15-17                                                 8.88             13,000,000                 16,194,463
        02-15-19                                                 8.88              7,150,000                  9,003,473
        08-15-27                                                 6.38             80,600,000                 81,002,999
    TIPS
        01-15-07                                                 3.38              5,900,000(j)               5,923,600
        01-15-08                                                 3.63             20,000,000(j)              19,894,170
United Mexican States
    (U.S. Dollar)
        02-01-10                                                 9.88              5,000,000(c)               5,287,500
        09-15-16                                                11.38              5,500,000(c)               6,510,625
Total                                                                                                       352,889,211

Mortgage-backed securities (25.2%)
Federal Home Loan Mtge Corp
        07-01-07                                                 6.50                163,746                    161,776
        11-01-10                                                 6.00              8,145,218                  7,786,465
        03-01-13                                                 5.50              9,788,496                  8,996,903
        03-01-15                                                 7.50             20,000,000(n)              20,006,250
        04-01-17                                                 8.00                332,635                    334,195
        08-01-24                                                 8.00              4,688,359                  4,701,534
        12-01-27                                                 6.00              9,675,209                  8,796,464
        10-01-28                                                 7.00             33,619,832                 32,264,532
        10-01-29                                                 7.00              9,862,986                  9,453,080
        01-01-30                                                 7.00             19,980,412                 19,165,620
  Collateralized Mtge Obligation
        03-15-22                                                 7.00             10,000,000                  9,578,304
        07-15-22                                                 7.00             12,000,000                 11,313,120
Federal Natl Mtge Assn
        02-15-08                                                 5.75             22,365,000                 20,346,223
        07-01-08                                                 6.50              7,157,527                  6,975,036
        01-01-09                                                 5.50              6,408,556                  5,969,611
        11-01-09                                                 9.00                  1,355                      1,391
        06-01-10                                                 6.50             15,507,780                 15,112,387
        08-01-11                                                 8.50             17,558,135                 18,049,447
        04-01-13                                                 6.00             12,471,091                 11,711,161
        05-01-13                                                 6.50             33,063,661                 31,786,372
        08-01-13                                                 6.00             29,702,302                 27,892,384
        11-01-13                                                 6.00             34,504,056                 32,401,542
        03-01-14                                                 5.50             31,750,783                 29,121,508
        04-01-14                                                 6.50             36,338,873                 34,935,057
        04-01-23                                                 8.50              5,891,229                  6,053,882
        05-01-23                                                 6.50             27,461,619                 25,891,089
        08-01-23                                                 6.50              1,911,315                  1,802,007
        09-01-23                                                 6.50              3,555,675                  3,352,327
        11-01-23                                                 6.50              6,307,175                  5,946,468
        01-01-24                                                 6.50             42,277,327                 39,911,647
        02-01-24                                                 6.50              5,868,055                  5,532,461
        05-01-24                                                 6.00             45,860,900                 41,991,156
        06-01-24                                                 9.00              4,651,576                  4,828,531
        02-01-25                                                 8.00              2,615,218                  2,618,487
        09-01-25                                                 6.50             18,858,653                 17,697,715
        09-01-25                                                 8.00              5,326,509                  5,333,167
        01-01-26                                                 6.00             18,576,719                 16,962,774
        02-01-26                                                 7.00             25,812,100                 24,771,613
        06-01-28                                                 6.00             27,909,770                 25,319,464
        08-01-28                                                 6.50             21,660,746                 20,246,083
        10-01-28                                                 6.00             18,801,913                 17,056,908
        11-01-28                                                 6.50             10,948,737                 10,233,675
        12-01-28                                                 6.00             21,590,616                 19,586,791
        12-01-28                                                 6.50              4,912,612                  4,591,770
        01-01-29                                                 6.50             33,001,818                 30,846,469
        03-01-29                                                 6.50             19,221,633                 17,967,510
        06-01-29                                                 7.00             34,252,102                 32,860,780
        07-01-29                                                 7.00             32,315,522                 30,952,130
        09-01-29                                                 7.00             97,232,037                 93,206,191
        12-01-29                                                 7.00              4,960,350                  4,754,969
    Collateralized Mtge Obligation
        05-18-26                                                 5.00             15,000,000                 12,348,344
    Trust Series Z
        02-25-24                                                 6.00              7,124,598(e)               5,907,788
Govt Natl Mtge Assn
        12-01-08                                                 7.00             20,677,266                 20,386,544
        02-15-24                                                 8.00              2,049,274                  2,058,250
        02-15-25                                                 9.00                823,771                    855,437
        06-15-26                                                 8.00              3,153,069                  3,162,907
        08-15-26                                                 8.00              5,332,466                  5,349,103
Merrill Lynch Mtge Investors
        06-15-21                                                 7.88              3,135,197                  2,867,726
Prudential Bache
    Collateralized Mtge Obligation
        04-01-19                                                 7.97              4,405,861                  4,440,227
Total                                                                                                       934,552,752

Aerospace & defense (1.0%)
Compass Aerospace
    Company Guaranty Series B
        04-15-05                                                10.13              3,750,000                  1,687,500
Goodrich (BF)
        07-01-01                                                 9.63             10,000,000                 10,284,735
L-3 Communications
    Sr Sub Nts Series B
        05-01-07                                                10.38              5,000,000                  5,075,000
McDonnell Douglas Finance
    Medium-term Sr Nts
        01-27-10                                                 7.22             10,000,000                  9,710,875
United Technologies
        11-15-19                                                 8.88             10,000,000                 11,223,390
Total                                                                                                        37,981,500

Airlines (1.0%)
Continental Airlines
    Series 1996A
        04-15-15                                                 6.94             13,308,291                 12,494,622
    Series 1996B
        04-15-15                                                 7.82              4,436,096                  4,254,083
Delta Air Lines
        05-15-10                                                10.13             10,000,000                 11,156,614
Qantas Airways
        06-15-09                                                 7.75             10,000,000(d)               9,635,820
Total                                                                                                        37,541,139

Automotive & related (1.7%)
Arvin Capital
    Company Guaranty
        02-01-27                                                 9.50             10,000,000                  9,710,030
Exide
    Cv Sr Sub Nts
        12-15-05                                                 2.90              3,980,000(d)               2,060,924
Ford Motor Credit
        06-15-07                                                 7.20              5,500,000                  5,380,753
Hayes Lemmerz Intl
    Company Guaranty Series B
        07-15-07                                                 9.13             10,750,000                  9,997,500
Lear
    Company Guaranty Series B
        05-15-09                                                 8.11             15,000,000                 13,954,500
Mascotech
    Cv Sub Deb
        12-15-03                                                 4.50              2,875,000                  2,152,656
MSX Intl
    Company Guaranty
        01-15-08                                                11.38              7,700,000                  7,161,000
Venture Holdings Trust
    Sr Nts Series B
        07-01-05                                                 9.50             15,000,000                 13,650,000
Total                                                                                                        64,067,363

Banks and savings & loans (2.4%)
ABN-Amro Bank
    (U.S. Dollar) Sub Nts Series B
        05-15-23                                                 7.75              9,000,000(c)               8,809,053
Central Fidelity Capital
    Company Guaranty Series A
        04-15-27                                                 7.04             16,500,000(p)              16,594,710
Comerica Bank
    Sub Nts
        10-01-08                                                 6.00              9,780,000                  8,614,821
Dao Heng Bank
    (U.S. Dollar) Sub Nts
        01-24-07                                                 7.75             12,000,000(c,d)            11,488,128
FleetBoston Financial
    Sub Nts
        05-15-08                                                 6.38              4,000,000                  3,634,065
Long Term Credit Bank Japan
    (Japanese Yen)
        12-27-01                                                 1.80          1,060,000,000(c)               9,649,890
Meridian Bancorp
    Sub Deb
        07-15-02                                                 7.88             10,400,000                 10,530,906
Newcourt Credit Group
    (U.S. Dollar) Company Guaranty Series B
        02-16-05                                                 6.88             10,000,000(c)               9,627,480
Union Planters Capital
    Company Guaranty
        12-15-26                                                 8.20              4,000,000                  3,628,946
Washington Mutual Capital
    Company Guaranty
        06-01-27                                                 8.38              5,800,000                  5,574,236
Total                                                                                                        88,152,235

Building materials & construction (0.6%)
Foster Wheeler
        11-15-05                                                 6.75             11,000,000                  9,193,305
Nortek
    Sr Nts Series B
        08-01-08                                                 8.88              7,500,000                  6,881,250
Pulte
    Sr Nts
        12-15-03                                                 7.00              7,700,000                  7,284,165
Total                                                                                                        23,358,720

Chemicals (1.6%)
Allied Waste North America
    Company Guaranty Series B
        01-01-09                                                 7.88             10,625,000                  8,951,563
IMC Global
        10-15-01                                                 6.63             10,000,000                  9,826,720
Waste Management
    Company Guaranty
        05-15-09                                                 6.88             20,000,000                 17,187,000
    Sr Nts
        10-01-07                                                 7.13             15,000,000                 12,987,846
        07-15-28                                                 7.00             12,500,000                  9,832,325
Total   58,785,454

Commercial finance (0.2%)
Yale University
        04-15-96                                                 7.38              6,000,000                  5,613,000

Communications equipment & services (3.4%)
American Tower
    Cv
        02-15-10                                                 5.00              1,730,000(d)               1,866,238
Aspect Communications
    Zero Coupon Cv Sub Deb
        08-10-18                                                 6.00              4,100,000(f)               2,460,000
Caprock Communications
    Sr Nts
        05-01-09                                                11.50              4,000,000                  4,080,000
    Sr Nts Series B
        07-15-08                                                12.00              5,650,000                  5,777,125
Celcaribe
    Sr Nts
        03-15-04                                                13.50              6,120,000                  5,278,500
Commscope
    Cv Sub Nts
        12-15-06                                                 4.00              1,550,000(d)               1,685,625
Corning
    Cv Sub Nts
        03-01-08                                                 4.88                405,000                  1,632,656
DLJ Secured Loan Trust
    Sr Secured Ctfs
        07-07-07                                                10.13              5,500,000                  5,500,000
Dobson/Sygnet Communications
    Sr Nts
        12-15-08                                                12.25              4,000,000                  4,280,000
EchoStar Communications
    Cv Sub Nts
        01-01-07                                                 4.88              1,725,000(d)               2,391,281
EchoStar DBS
    Sr Nts
        02-01-09                                                 9.38              8,200,000                  8,015,500
GT Group Telecom
    (U.S. Dollar) Zero Coupon
        02-01-05                                                13.25              6,850,000(c,g)             4,110,000
GTE California
        09-01-09                                                 6.70             10,000,000                  9,392,559
Mannesman
    (U.S. Dollar) Sr Nts
        08-01-08                                                 8.00              5,000,000(c)               5,050,000
        06-01-09                                                 9.00              5,000,000(c)               5,100,000
NTL
    Cv Sub Nts
        12-15-09                                                 5.75              1,670,000(d)               1,703,400
    Zero Coupon Sr Nts Series B
        04-01-03                                                 9.78             15,125,000(g)              10,095,937
NTL Communications
    Zero Coupon Sr Nts Series B
        10-01-03                                                12.38             10,000,000(g)               6,850,000
Price Communications Wireless
    Company Guaranty Series B
        12-15-06                                                 9.13             10,000,000                 10,000,000
Versatel Telecom
    (European Monetary Unit)
        12-17-04                                                 4.00              3,750,000(c,d)             5,569,121
    (U.S. Dollar) Sr Nts
        05-15-08                                                13.25              3,500,000(c)               3,710,000
        07-15-09                                                11.88              5,000,000(c)               5,175,000
Voicestream Wireless
    Sr Nts
        11-15-09                                                10.38              9,200,000(h)               9,510,500
    Sr Nts Series A
        08-15-06                                                11.63              7,500,000                  8,025,000
Williams Communication Group
    Sr Nts
        10-01-09                                                10.88              7,500,000                  7,650,000
Total   134,908,442
Computers & office equipment (0.7%)
ASM Lithography Holdings
    (U.S. Dollar) Cv
        11-30-04                                                 4.25              1,700,000(c,d)             2,208,980
Cooperative Computing
    Sr Sub Nts
        02-01-08                                                 9.00              7,000,000                  2,668,750
Globix
    Sr Nts
        02-01-10                                                12.50             10,000,000(d)               9,950,000
Hewlett-Packard
    Zero Coupon Sub Nts
        10-14-17                                                 3.13              2,600,000(f)               2,044,250
Internet Capital Group
    Cv Sub Nts
        12-21-04                                                 5.50                540,000                    534,600
PSINet
    Sr Nts
        12-01-06                                                10.50              4,400,000(d)               4,323,000
        11-01-08                                                11.50              3,000,000                  3,045,000
Silicon Graphics
    Cv Sr Nts
        09-01-04                                                 5.25              2,250,000                  1,676,250
Solectron
    Zero Coupon Cv
        01-27-19                                                 4.00              1,350,000(f)                 779,625
Total                                                                                                        27,230,455

Electronics (0.7%)
Conexant Systems
    Cv Sub Nts
        02-01-07                                                 4.00                710,000(d)                 782,775
Hyundai Semiconductor
    (U.S. Dollar) Sr Nts
        05-15-07                                                 8.63             10,000,000(c,d)             8,946,051
Intel
    Cv Sub Nts
        09-01-04                                                 4.00                465,000                  1,695,506
Photronics
    Cv Sub Nts
        06-04-04                                                 6.00                 50,000                  1,156,875
Reliance Electric
        04-15-03                                                 6.80              6,000,000                  5,918,680
Thomas & Betts
        01-15-06                                                 6.50              9,200,000                  8,625,285
Total                                                                                                        27,125,172

Energy (3.0%)
Devon Energy
    Cv Deb
        08-15-08                                                 4.90              1,567,000                  1,398,548
Enron Oil & Gas
        11-15-06                                                 6.70              5,000,000                  4,696,597
Lodestar Holdings
    Company Guaranty
        05-15-05                                                11.50              7,500,000                  2,250,000
Ocean Energy
    Company Guaranty Series B
        07-01-05                                                 7.63             10,000,000                  9,370,142
Oryx Energy
        04-01-01                                                10.00              9,650,000                  9,872,220
Parker & Parsley Petroleum
    Sr Nts
        08-15-07                                                 8.25              9,500,000                  8,612,583
PDV America
    Sr Nts
        08-01-03                                                 7.88             15,000,000                 14,001,780
Petroleos Mexicanos
    (U.S. Dollar) Series P
        09-15-27                                                 9.50             27,000,000(c)              27,438,749
Roil
    (U.S. Dollar)
        12-05-02                                                12.78              1,686,400(c,d)             1,484,032
Texaco Capital
        04-01-32                                                 8.63             10,000,000                 10,789,400
    Gtd Deb
        03-01-43                                                 7.50              3,000,000                  2,829,207
USX-Marathon Group
        05-15-22                                                 9.38             17,500,000                 19,485,690
Total
                                                                                                            112,228,948
Energy equipment & services (--%)
Seacor Holdings
    Cv Sub Nts
        11-15-06                                                 5.38              1,210,000                  1,122,275

Financial services (4.4%)
Airplanes GPA Cl D
    (U.S. Dollar) Series 1
        03-15-19                                                10.88              5,941,200(c)               5,097,906
Arcadia Financial
    Sr Nts
        03-15-07                                                11.50              5,000,000                  5,200,000
Barclays North America Capital
        05-15-21                                                 9.75             13,600,000                 14,510,141
Bat-CRAVE-800
        08-12-00                                                 6.68             10,100,000(d)              10,095,455
        08-12-00                                                 6.86              7,000,000                  7,002,280
Countrywide Home Loan
    Company Guaranty
        06-15-04                                                 6.85             12,000,000                 11,643,720
First Union-
Lehman Brothers Cl A3
    Series 1997-C2
        11-18-29                                                 6.65             20,000,000                 18,648,782
Ford Capital
    (U.S. Dollar)
        06-01-10                                                 9.50             18,350,000(c)              20,368,185
GenAmerica Capital
    Company Guaranty
        06-30-27                                                 8.52              8,000,000                  7,930,608
Indah Kiat Finance Mauritius
    (U.S. Dollar) Company Guaranty
        07-01-07                                                10.00              3,385,000(c)               2,301,800
LaBranche
        03-01-07                                                12.00              9,000,000(d)               8,955,000
Merrill Lynch
        02-12-03                                                 6.00              4,150,000                  3,998,667
Merrill Lynch Mtge Investors Cl D
    Series 1996-C2
        12-21-28                                                 6.96              7,515,000                  6,908,540
Ohio Savings Capital
    Company Guaranty
        06-03-27                                                 9.50              9,500,000(d)               9,497,382
Osprey Trust/Osprey 1
        01-15-03                                                 8.31             10,000,000(d)               9,990,834
Salomon
    Medium-term Nts
        11-30-00                                                 6.63              6,700,000                  6,701,586
Salomon Smith Barney Holdings
        01-15-03                                                 6.13             15,000,000                 14,497,454
Total   163,348,340

Food (0.4%)
Supervalu
        08-01-09                                                 7.88             15,000,000                 14,623,995

Health care (0.4%)
Alaris Medical Systems
    Company Guaranty
        12-01-06                                                 9.75             10,250,000                  8,507,500
Alkermes
    Cv Sub Nts
        02-15-07                                                 3.75                820,000(d)               1,192,075
Alpharma
    Cv Sr Sub Nts
        06-01-06                                                 3.00              2,190,000(h)               2,644,425
Centocor
    Cv Sub Deb
        02-15-05                                                 4.75              1,425,000                  1,585,313
Inhale Theraptic Systems
    Cv Sub Nts
        02-08-07                                                 5.00              1,640,000(d)               2,300,100
Phoenix Shannon
    (U.S. Dollar) Cv Sr Sub Nts
        11-01-00                                                 9.50              2,000,000(b,c,d)              20,000
Total                                                                                                        16,249,413

Health care services (1.0%)
Magellan Health Services
    Sr Sub Nts
        02-15-08                                                 9.00             10,000,000                  8,150,000
Paracelsus Healthcare
    Sr Sub Nts
        08-15-06                                                10.00             13,100,000                  5,895,000
Sunrise Assisted Living
    Cv Sub Nts
        06-15-02                                                 5.50              3,100,000                  2,352,125
Tenet Healthcare
    Sr Sub Nts Series B
        12-01-08                                                 8.13             22,700,000                 20,770,500
Total                                                                                                        37,167,625

Industrial equipment & services (0.7%)
AMETEK
    Sr Nts
        07-15-08                                                 7.20             10,000,000                  8,839,300
Laidlaw
    (U.S. Dollar)
        05-15-06                                                 7.65             20,000,000(c)              15,950,780
Total                                                                                                        24,790,080

Insurance (2.9%)
American General Institute Capital
    Company Guaranty Series A
        12-01-45                                                 7.57             10,000,000(d)               9,133,380
Americo Life
    Sr Sub Nts
        06-01-05                                                 9.25              9,400,000                  9,364,750
Arkwright CSN Trust
        08-15-26                                                 9.63              5,000,000(d)               5,140,435
Executive Risk Capital
    Company Guaranty Series B
        02-01-27                                                 8.68             11,500,000                 11,402,664
Florida Windstorm
    (MBIA Insured)
        02-25-19                                                 7.13             10,000,000(d,k)             9,271,841
    Sr Nts (MBIA Insured)
        08-25-07                                                 6.85             15,000,000(k)              13,973,910
Lincoln Natl
        05-15-05                                                 7.25              7,000,000                  6,727,539
Nationwide CSN Trust
        02-15-25                                                 9.88             11,500,000(d)              12,210,861
New York Life Insurance
        12-15-23                                                 7.50              6,000,000(d)               5,358,768
Principal Mutual
        03-01-44                                                 8.00             10,000,000(d)               9,208,060
SAFECO Capital
    Company Guaranty
        07-15-37                                                 8.07             10,000,000                  8,903,480
Zurich Capital
    (U.S. Dollar) Company Guaranty
        06-01-37                                                 8.38              7,500,000(c,d)             7,186,208
Total                                                                                                       107,881,896

Leisure time & entertainment (1.3%)
Activision
    Cv Sub Nts
        01-01-05                                                 6.75                850,000                    755,438
AMC Entertainment
    Sr Sub Nts
        02-01-11                                                 9.50             10,000,000                  7,550,000
Horseshoe Gaming Holding
    Company Guaranty
        05-15-09                                                 8.63             10,000,000                  9,199,999
Mirage Resorts
        02-01-08                                                 6.75              8,850,000                  7,771,982
Regal Cinemas
    Sr Sub Nts
        12-15-10                                                 8.88              2,500,000                  1,550,000
Time Warner
        02-01-24                                                 7.57              5,875,000                  5,589,037
Trump Atlantic City Assn/Funding
    1st Mtge Company Guaranty
        05-01-06                                                11.25              9,000,000                  6,210,000
United Artists Theatres
    Series 1995A
        07-01-15                                                 9.30             12,682,150                  8,896,909
    Sr Sub Nts Series B
        04-15-08                                                 9.75             10,000,000                    600,000
Total                                                                                                        48,123,365

Media (3.5%)
Comcast Cable Communications
        11-15-08                                                 6.20              5,500,000                  4,931,591
Cox Enterprises
        06-14-02                                                 6.63             10,000,000(d)               9,797,799
CSC Holdings
    Series B
        08-15-09                                                 8.13              5,000,000                  4,937,500
    Sr Nts
        07-15-08                                                 7.25             14,000,000                 13,155,827
Interpublic Group
    Cv Sub Nts
        06-01-06                                                 1.87              2,060,000                  1,890,050
Lamar Media
    Company Guaranty
        09-15-07                                                 8.63              9,000,000                  8,617,500
News Corp
        06-24-10                                                10.15              3,526,096(h)               3,892,073
Outdoor Systems
    Company Guaranty
        06-15-07                                                 8.88             15,000,000                 15,300,000
Paxson Communications
    Sr Sub Nts
        10-01-02                                                11.63              7,500,000                  7,734,375
Rogers Cablesystems
    (Canadian Dollar)
        01-15-14                                                 9.65              3,700,000(c)               2,692,347
Telewest Communication
    (British Pound) Cv
        02-19-07                                                 5.25                975,000(c,d)             2,218,251
    (U.S. Dollar) Zero Coupon Sr Disc Nts
        04-15-04                                                 9.25             10,000,000(c,d,g)           6,000,000
Time Warner Entertainment
        03-15-23                                                 8.38             17,000,000                 17,388,960
Turner Broadcasting
        07-01-13                                                 8.38             10,000,000                 10,376,981
        02-01-24                                                 8.40             19,500,000                 19,234,780
Total                                                                                                       128,168,034

Metals (1.0%)
EnviroSource
    Sr Nts
        06-15-03                                                 9.75              4,576,000                  3,111,680
    Sr Nts Series B
        06-15-03                                                 9.75              5,893,000                  4,007,240
Imexsa Export Trust
    (U.S. Dollar)
        05-31-03                                                10.13              5,628,964(c,d)             5,403,805
Inco
    (U.S. Dollar) Cv
        03-15-16                                                 7.75              6,990,000(c)               5,731,800
Ormet
    Company Guaranty
        08-15-08                                                11.00              8,600,000(d)               8,084,000
WMC Finance USA
    (U.S. Dollar)
        11-15-13                                                 7.25             10,000,000(c)               9,285,350
Total                                                                                                        35,623,875
Miscellaneous (3.6%)
Bistro Trust
    Sub Nts
        12-31-02                                                 9.50             32,750,000(d)              30,516,450
Centaur Mining & Exploration
    (U.S. Dollar) Company Guaranty
        12-01-07                                                11.00              5,500,000(c)               5,280,000
Charter Communications Holdings LLC
    Sr Nts
        04-01-09                                                 8.63             10,000,000                  9,075,000
Comforce Operating
    Sr Nts Series B
        12-01-07                                                12.00              2,400,000                  1,368,000
Continucare
    Cv Sr Sub Nts
        10-31-02                                                 8.00              2,500,000                    312,500
Delphes 2
    (U.S. Dollar)
        05-05-09                                                 7.75              6,100,000(c,d)             5,692,093
ECM Funding LP
        06-10-02                                                11.92              1,078,345(h)               1,075,649
Equinix
        12-01-07                                                13.00              5,000,000(d)               5,150,000
FCB/NC Capital
    Company Guaranty
        03-01-28                                                 8.05              9,250,000                  8,377,337
First Empire Capital
    Company Guaranty
        02-01-27                                                 8.23             10,450,000                  9,863,153
Great Central Mines
    (U.S. Dollar) Sr Nts
        04-01-08                                                 8.88              6,000,000(c)               5,430,000
Hyder PLC
    (U.S. Dollar)
        12-15-17                                                 7.25              8,000,000(c,d)             7,094,640
ISG Resources
        04-15-08                                                10.00              8,280,000                  7,389,900
Network Associates
    Zero Coupon Cv Sub Deb
        02-13-18                                                 3.24              8,050,000(f)               2,998,625
Norcal Waste Systems
    Company Guaranty Series B
        11-15-05                                                13.50              7,500,000                  8,015,625
NSM Steel
    Company Guaranty
        02-01-06                                                12.00              5,165,773(b,d)               309,946
Penn-American Water
    1st Mtge Medium-term Nts
        11-01-17                                                 7.08             13,000,000                 11,771,890
Pierce Leahy Command
    Company Guaranty
        05-15-08                                                 8.13              5,500,000                  4,798,750
Stellex Inds
    Sr Sub Nts Series B
        11-01-07                                                 9.50              6,100,000                  4,148,000
Teleglobe
    (U.S. Dollar) Company Guaranty
        07-20-29                                                 7.70              6,500,000(c)               6,299,800
Total                                                                                                       134,967,358

Multi-industry conglomerates (1.3%)
Coltec Inds
    Company Guaranty
        04-15-08                                                 7.50             11,750,000                 11,191,875
Jordan Inds
    Sr Nts Series D
        08-01-07                                                10.38              6,945,000                  6,875,550
Prime Succession
    Sr Sub Nts
        08-15-04                                                10.75              3,260,000(b)                 815,000
US Inds/USI America Holding
    Company Guaranty
        10-15-03                                                 7.13             10,000,000                  9,662,330
USI American Holdings
    Sr Nts Series B
        12-01-06                                                 7.25             10,920,000                 10,252,526
Westinghouse Electric
        06-01-01                                                 8.88             10,000,000                 10,119,527
Total                                                                                                        48,916,808

Paper & packaging (2.3%)
Carter Holt Harvey
    (U.S. Dollar)
        12-01-04                                                 8.88             10,500,000(c)              10,788,189
Crown Paper
    Sr Sub Nts
        09-01-05                                                11.00              6,950,000                  3,266,500
Doman Inds
    (U.S. Dollar)
        03-15-04                                                 8.75              4,000,000(c)               3,485,000
    (U.S. Dollar) Sr Nts Series B
        11-15-07                                                 9.25              3,500,000(c)               2,905,000
Gaylord Container
    Sr Nts
        06-15-07                                                 9.75              5,650,000                  5,113,250
    Sr Nts Series B
        06-15-07                                                 9.38              5,350,000                  4,801,625
Graham Packaging/GPC Capital
    Company Guaranty Series B
        01-15-08                                                 8.75              5,000,000                  4,475,000
Intl Paper
        11-15-12                                                 5.13              9,000,000                  6,794,640
MacMillan Bloe Delaware
    (U.S. Dollar)
        01-15-04                                                 8.50              3,000,000(c)               3,032,760
Owens-Illinois
    Sr Nts
        05-15-08                                                 7.35             15,000,000                 13,518,936
Packaging Corp of America
    Company Guaranty
        04-01-09                                                 9.63              7,000,000                  7,017,500
Pactiv
        06-15-17                                                 8.13              5,000,000                  4,747,400
Quno Corp
    (U.S. Dollar)  Sr Nts
        05-15-05                                                 9.13              7,000,000(c)               7,350,000
Repap New Brunswick
    (U.S. Dollar) Sr Nts
        06-01-04                                                 9.00              8,900,000(c)               8,599,625
Total                                                                                                        85,895,425

Restaurants & lodging (0.4%)
Domino's
    Company Guaranty Series B
        01-15-09                                                10.38              6,525,000                  6,133,500
MGM Grand
        02-01-05                                                 6.95             10,000,000                  9,195,649
Total                                                                                                        15,329,149

Retail (1.2%)
Costco Companies
    Zero Coupon Cv Sub Nts
        08-19-17                                                 3.50                965,000(f)               1,096,481
Dairy Mart Convenience Stores
    Sr Sub Nts
        03-15-04                                                10.25              5,925,000                  4,858,500
Kroger
    Sr Nts
        07-15-06                                                 8.15             13,000,000                 13,203,499
Meyer (Fred)
    Company Guaranty
        03-01-08                                                 7.45             10,000,000                  9,708,221
Wal-Mart CRAVE Trust
        07-17-06                                                 7.00             13,136,128(d)              12,591,635
Wal-Mart Stores
        06-29-11                                                 8.88              3,500,000                  3,634,198
Total                                                                                                        45,092,534

Textiles & apparel (0.4%)
Galey & Lord
    Company Guaranty
        03-01-08                                                 9.13             11,500,000                  3,565,000
Westpoint Stevens
    Sr Nts
        06-15-08                                                 7.88             13,000,000                 11,050,000
Total                                                                                                        14,615,000

Transportation (1.2%)
American Architectural
    Company Guaranty
        12-01-07                                                11.75              7,500,000                  1,518,750
CSX
        05-01-27                                                 7.25              9,700,000                  9,523,545
Enterprise Rent-A-Car USA Finance
        02-15-08                                                 6.80             10,000,000(d)               9,227,400
Enterprises Shipholding
    (U.S. Dollar) Sr Nts
        05-01-08                                                 8.88              4,830,000(c)               2,946,300
Greater Beijing First Expressways
    (U.S. Dollar) Sr Nts
        06-15-07                                                 9.50              3,640,000(c)               1,164,800
Hermes Europe RailTel
    (U.S. Dollar) Sr Nts
        01-15-09                                                10.38              7,500,000(c)               7,012,500
Norfolk Southern Corp
        05-15-07                                                 7.35             10,000,000                  9,813,004
Zhuhai Highway
    (U.S. Dollar) Sub Nts
        07-01-08                                                11.50              4,140,000(c,d)             1,573,200
Total                                                                                                        42,779,499

Utilities-- electric (8.6%)
AEP Generating
    Series F
        12-07-22                                                 9.82              4,967,068                  5,410,131
Appalachian Power
    1st Mtge Medium-term Nts
        12-01-22                                                 8.50              5,000,000                  5,026,500
Arizona Public Service
    1st Mtge Sale Lease-backed Obligation
        12-30-15                                                 8.00             12,556,000                 12,180,794
Cleveland Electric Illuminating
        07-01-00                                                 7.19              8,000,000                  8,002,648
    1st Mtge
        10-01-08                                                 6.86             35,500,000                 32,586,787
    1st Mtge Series B
        05-15-05                                                 9.50             18,790,000                 19,279,773
CMS Energy
    Sr Nts
        05-15-02                                                 8.13             10,000,000                  9,904,546
        07-01-03                                                 8.38             15,000,000                 14,627,670
        11-15-04                                                 7.63             12,000,000                 11,486,406
Connecticut Light & Power
    1st Mtge Series A
        06-01-01                                                 7.88              3,500,000                  3,504,033
    1st Mtge Series C
        06-01-02                                                 7.75             28,750,000                 28,622,675
Edison Mission Energy
    Sr Nts
        06-15-09                                                 7.73             13,300,000(d)              13,109,251
EIP Funding-PNM
        10-01-12                                                10.25              6,393,000                  7,141,472
El Paso Electric
    1st Mtge Series E
        05-01-11                                                 9.40             10,000,000                 10,675,000
Indiana & Michigan Power
    Sale Lease-backed Obligation Series F
        12-07-22                                                 9.82              4,967,063                  5,410,125
Midland Cogeneration
    Series 1991-C
        07-23-02                                                10.33              3,799,965                  3,943,984
Midland Funding
    Series 1994-C
        07-23-02                                                10.33              2,045,869                  2,123,407
    Series A
        07-23-05                                                11.75             14,900,000                 16,306,307
Niagara Mohawk Power
    1st Mtge
        05-15-06                                                 7.75             13,900,000                 13,866,584
NRG Northeast Generating
        12-15-04                                                 8.06              3,000,000(d)               3,012,930
        06-15-15                                                 8.84              2,000,000(d)               2,017,940
Ohio Edison
    1st Mtge
        04-01-23                                                 7.88              6,000,000                  5,655,720
PSI Energy
        08-01-05                                                 6.50             10,000,000                  9,374,200
Salton Sea Funding
    Series C
        05-30-10                                                 7.84             10,000,000                  9,558,500
Sithe Independence Funding
    Series A
        06-30-07                                                 8.50              7,500,000                  7,422,419
        12-30-13                                                 9.00              4,700,000                  4,785,174
Texas Utilities Electric
        01-01-05                                                 9.45              3,110,000                  3,202,128
        07-01-25                                                 7.63             10,000,000                  9,541,882
        10-01-25                                                 7.38              3,000,000                  2,796,857
Texas-New Mexico Power
        09-15-03                                                10.75              5,000,000                  5,077,650
    1st Mtge Series U
        09-15-00                                                 9.25              6,000,000                  6,051,720
Tucson Electric Power
        10-01-09                                                 8.50              3,250,000                  3,314,513
TXU Electric Capital
    Company Guaranty
        01-30-37                                                 8.18             10,000,000                  9,634,112
Western Massachusetts Electric
    1st Mtge Series B
        07-01-01                                                 7.38             12,000,000                 11,975,065
Total                                                                                                       316,628,903

Utilities-- gas (1.6%)
Coastal
    Sr Deb
        02-15-37                                                 7.42              6,000,000                  5,458,165
Columbia Gas System
    Series C
        11-28-05                                                 6.80             18,157,000                 17,183,044
El Paso Energy
    Sr Nts
        05-16-09                                                 6.75              4,900,000                  4,562,849
    Sr Nts Series B
        07-15-01                                                 6.63              8,675,000                  8,549,299
Questar Pipeline
        06-01-21                                                 9.38              8,000,000                  8,318,702
Southern California Gas
    1st Mtge Series BB
        03-01-23                                                 7.38              6,900,000                  6,449,658
Southwest Gas
    Series F
        06-15-02                                                 9.75              7,900,000                  8,224,803
Total                                                                                                        58,746,520

Utilities -- telephone (8.0%)
360 Communications
        03-01-06                                                 7.50             17,470,000                 17,092,594
Airtouch Communications
        05-01-08                                                 6.65             10,600,000                  9,957,686
AT&T Canada
    (U.S. Dollar) Sr Nts
        11-01-08                                                10.63              4,800,000(c)               5,376,000
    (U.S. Dollar) Zero Coupon Sr Disc Nts
        06-15-03                                                 9.95             12,225,000(c,g)             9,657,750
Bell Atlantic Financial Services
    Cv
        09-15-05                                                 4.25              1,403,000(d)               2,053,136
BellSouth Capital Funding
        02-15-30                                                 7.88             24,000,000                 23,929,992
COLT Telecom Group
    (European Monetary Unit)
        03-29-06                                                 2.00                660,000(c,d)             1,764,616
France Telecom
    (European Monetary Unit) Cv
       11-29-04                                                  4.13              1,960,000(c,d)             2,253,975
Geotek Communications
    Cv Sr Sub Nts
        02-15-01                                                12.00              4,135,000(b)                   5,169
Global Crossing Holdings
    Sr Nts
        11-15-09                                                 9.50              3,335,000(d)               3,226,613
Indiana Bell Telephone
        08-15-26                                                 7.30              4,000,000                  3,777,222
Intermedia Communications
    Sr Nts Series B
        11-01-07                                                 8.88              8,550,000                  7,994,250
    Zero Coupon Sr Disc Nts Series B
        07-15-02                                                 7.50             17,000,000(g)              13,600,000
ITC Deltacom
    Sr Nts
        03-01-08                                                 8.88              8,000,000                  7,520,000
Level 3 Communications
        03-15-08                                                11.00              6,000,000(d)               6,015,000
        03-15-10                                                 6.00              1,640,000                  1,689,200
McLeod USA
    Sr Nts
        03-15-08                                                 8.38              2,750,000                  2,523,125
        02-15-09                                                 8.13              4,250,000                  3,814,375
New York Telephone
        07-15-31                                                 9.38             27,200,000                 29,494,047
Nextel Communications
        11-15-09                                                 9.38             10,000,000                  9,637,500
    Cv Sr Nts
        01-15-10                                                 5.25              1,650,000(d)               1,835,625
Primus Telecomm Group
        02-15-07                                                 5.75              2,620,000(d)               2,724,800
    Sr Nts
        01-15-09                                                11.25              3,000,000                  2,850,000
    Sr Nts Series B
        05-15-08                                                 9.88              7,000,000                  6,300,000
Qwest Communications Intl
    Sr Nts Series B
        11-01-08                                                 7.50             32,175,000                 31,217,201
Rhythms NetConnections
    Sr Nts
        02-15-10                                                14.00              5,000,000(d)               4,950,000
Rogers Cantel
    (U.S. Dollar)
        06-01-08                                                 9.38              9,300,000(c)               9,509,250
RSL Communications
    (U.S. Dollar) Company Guaranty
        11-15-06                                                12.25              3,350,000(c)               3,249,500
        11-15-09                                                 9.88                500,000(c)                 417,500
SBC Communications
        10-15-34                                                 6.63             10,000,000                  8,495,349
        07-15-43                                                 7.38             10,000,000                  9,299,932
U S WEST Communications
        11-10-26                                                 7.20             14,000,000                 12,421,819
United Pan-Europe Communications
    (U.S. Dollar) Sr Nts
        02-01-10                                                11.25              6,900,000(c,d)             6,951,750
        02-01-10                                                11.50              4,100,000(c,d)             4,120,500
Verio
    Sr Nts
        11-15-09                                                10.63              9,500,000(d)               9,476,250
Vodafone AirTouch
    (U.S. Dollar)
        02-15-10                                                 7.75             12,700,000(c,d)            12,631,166
Total                                                                                                       287,832,892

Municipal bonds (0.7%)
Atlanta Downtown Development Authority
    Lease Revenue Taxable Bonds
    Atlanta Federal Center
        02-01-09                                                 6.25             10,050,000                  9,539,360
Denver City & County School District 1
    Taxable-Pension-School
    Facilities Lease (AMBAC Insured)
        12-15-12                                                 6.94              7,700,000(k)               7,245,700
New Jersey Economic Development
    Authority State Pension Funding
    Revenue Bond (MBIA Insured)
        02-15-29                                                 7.43              4,600,000(k)               4,502,066
St. Paul Sales Tax Revenue Bonds
    RiverCentre Arena (FSA Insured)
        11-01-19                                                 6.94              5,000,000(k)               4,607,050
Total                                                                                                        25,894,176

Total bonds
(Cost: $3,721,016,579)                                                                                   $3,558,231,553

Common stocks (0.1%)
Issuer                                                                                Shares                  Value(a)

Celcaribe                                                                            995,112(b,d)            $1,990,224
Intermedia Communications                                                              5,624(b)                 356,070
PhoneTel Technologies                                                                418,000(b)                 705,375

Total common stocks
(Cost: $6,819,065)                                                                                           $3,051,669


Preferred stocks & other (1.5%)
Issuer                                                                                Shares                  Value(a)

Adelphia Communications
    5.50% Cv Series D                                                                  8,400                 $1,394,400
APP Finance II Mauritius Cl B
    12.00%                                                                             2,020                  1,232,200
Calpine Capital Trust
    5.75% Cv                                                                          22,300(c)               1,917,800
Coastal
    Cv PRIDES                                                                         72,700(q)              $1,853,850
Coltec Capital
    5.25% Cv                                                                          23,900(d)                 791,688
Cox Communications
    Cm Cv PRIDES                                                                      26,500(q)               1,641,344
CVS
    6.00% Cv ACES                                                                     23,800(l)               1,547,000
Dairy Mart
    Warrants                                                                          51,666                     18,083
Dobson Communications
    13.00% Pay-in-kind                                                                 1,550(o)               1,681,750
Emmis Communications
    6.25% Series A                                                                    27,200                  1,499,400
Enron
    7.00% Cv                                                                          40,200                    658,275
Georgia-Pacific Group
    7.50% Cv                                                                          30,650                  1,189,603
Global Crossing
    6.38% Cv                                                                          14,450(d)               1,705,100
Global TeleSystems Group
    7.25% Cm Cv                                                                       21,040                    915,240
    7.25% Cm Cv                                                                       12,700(d)                 552,450
HF Holdings
    Warrants                                                                          14,178                          1
Ingersoll-Rand
    6.75% Cv PRIDES                                                                   62,275(q)               1,198,794
Intermedia Communications
    7.00% Cm Cv Series F                                                              16,649                    661,805
    7.00% Cv Series F                                                                 77,350                  3,074,643
    13.50% Pay-in-kind Series B                                                        6,000(o)               5,970,000
Kerr-McGee
    5.50% Cv                                                                          22,200                    796,425
Lincoln Natl
    7.75% Cm Cv                                                                       62,950                  1,038,675
McKesson Financing Trust
    5.00% Cv                                                                          41,200(b)               1,416,250
Nextel Communications
    13.00% Pay-in-kind Series D                                                        5,162(o)              $5,523,340
PSINet
    Cv Series C                                                                       15,900                  1,272,994
Salomon Income Financing Trust
    9.50%                                                                            400,000                 10,300,000
Sovereign Bancorp
      7.50% Cv                                                                        33,700(b)               1,617,600
Suiza Capital
    5.50% Cv                                                                          45,600(d)               1,624,500
Wendys Financing
    5.00% Cm Cv Series A                                                              25,650                  1,042,031

Total preferred stocks & other
(Cost: $54,467,974)                                                                                         $54,135,241

Short-term securities (1.6%)
Issuer                                                     Annualized               Amount                    Value(a)
                                                          yield on date           payable at
                                                           of purchase             maturity
U.S. government agencies (1.2%)
Federal Home Loan Bank Disc Nts
        03-29-00                                                 5.66%            $9,300,000                 $9,255,647
        04-14-00                                                 5.73             10,500,000                 10,425,317
Federal Home Loan Mtge Corp Disc Nts
        03-09-00                                                 5.59              8,200,000                  8,188,561
        03-09-00                                                 5.70              4,200,000                  4,193,842
        03-14-00                                                 5.69              8,200,000                  8,181,887
        03-23-00                                                 5.77                800,000                    796,977
        04-04-00                                                 5.75              4,900,000                  4,872,750
Federal Natl Mtge Assn Disc Nt
        04-11-00                                                 5.72                600,000                    596,024
Total                                                                                                        46,511,005

Issuer                                                     Annualized               Amount                    Value(a)
                                                          yield on date           payable at
                                                           of purchase             maturity
Commercial paper (0.4%)
Bayer
        03-22-00                                                 5.71%              $600,000(i)                $597,866
Bell Atlantic Network Funding
        03-13-00                                                 5.74              3,000,000                  2,993,792
Corporate Receivables
        04-26-00                                                 5.94              1,700,000(i)               1,684,012
Fleet Funding
        03-16-00                                                 5.76              8,700,000(i)               8,677,766
Total                                                                                                        13,953,436

Total short-term securities
(Cost: $60,476,679)                                                                                         $60,464,441

Total investments in securities
(Cost: $3,842,780,297)(r)                                                                                $3,675,882,904

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Feb. 29, 2000, the value of foreign securities represented 9.43% of net assets.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Feb. 29, 2000, is as follows:

Security                           Acquisition                          Cost
                                      dates
Alpharma*
    3.00% Cv Sr Sub Nts 2006    10-15-99 thru 02-25-00            $1,767,278
ECM Funding LP
    11.92% 2002                 04-13-92 thru 02-09-00             1,078,345
News Corp*
    10.15% 2010                 01-29-93 thru 01-21-00             3,613,139
Voicestream Wireless*
    10.38% Sr Nts 2009          11-05-99 thru 01-21-00             9,252,500

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(i) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(j) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(k) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

AMBAC --  American Municipal Bond Association Corporation
FSA   --  Financial Security Assurance
MBIA  --  Municipal Bond Investors Assurance

(l) ACES (Automatically Convertible Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. ACES pay dividends, have voting rights, are noncallable for at least three years and upon maturity, convert into shares of common stock.

(m) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                     Notional amount

Sale contracts
U.S. Treasury Bonds, Feb. 2000                        $115,000,000
U.S. Treasury Bonds, June 2000                          17,000,000

(n) At Feb. 29, 2000, the cost of securities purchased, including interest purchased, on a when-issued basis was $20,113,542.

(o) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(p) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2000.

(q) PRIDES (Preferred Redeemable Increased Dividend Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.

(r) At Feb. 29, 2000, the cost of securities for federal income tax purposes was approximately $3,841,984,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                           $42,180,000
Unrealized depreciation                          (208,281,000)
                                                 ------------
Net unrealized depreciation                     $(166,101,000)

AMERICAN
  EXPRESS
 FUNDS

AXP Bond Fund
200 AXP Financial Center
Minneapolis, MN  55474

TICKER SYMBOL
Class A: INBNX     Class B: ININX      Class C: IDBYX


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